Recent Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Recent Accounting Pronouncements
Recent Accounting Pronouncements

Note 2: Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018‑15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract, which clarifies the accounting for implementation costs in cloud computing arrangements. ASU 2018‑15 is effective for the Company for the annual reporting period beginning after December 15, 2020, and interim periods beginning after December 15, 2021. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the accounting, transition, and disclosure requirements of the standard and its impact on the Company’s consolidated results of operations and financial position.

In January 2017, the FASB issued ASU No. 2017‑04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be calculated as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. This ASU is effective for the Company for the interim and annual reporting periods beginning after December 15, 2021. Early adoption is permitted, including adoption in an interim period. The Company does not believe that this ASU will have a material impact on the Company’s consolidated results of operations and financial position.

Recently Adopted Accounting Guidance

In February 2016, the FASB issued ASU No. 2016‑02 regarding ASC Topic 842, Leases (“Topic 842”). This ASU requires balance sheet recognition of lease assets and lease liabilities by lessees for leases classified as operating leases, with an optional policy election to not recognize lease assets and lease liabilities for leases with a term of 12 months or less. The amendments also require new disclosures, including qualitative and quantitative requirements, providing additional information about the amounts recorded in the financial statements. Subsequent to the issuance of ASU 2016‑02, the FASB issued ASU Nos. 2018‑01, Land Easement Practical Expedient for Transition to Topic 842, 2018‑10, Codification Improvements to Topic 842, Leases, 2018‑11, Leases (Topic 842): Targeted Improvements, and 2018‑20, Narrow-Scope Improvements for Lessors. These ASUs do not change the core principle of the guidance in Topic 842. Instead, these amendments are intended to clarify and improve operability of certain topics included within the lease standard.

The Company adopted Topic 842 as of January 1, 2020 using the modified retrospective method for all existing leases. Upon adoption, the Company recognized its lease assets and lease liabilities measured at the present value of all future fixed lease payments, discounted using the Company’s incremental borrowing rate.

The Company elected the package of practical expedients as permitted under the transition guidance, which allows the Company: (1) to not reassess whether any existing contracts are leases or contain a lease; (2) to not reassess the lease classification of existing leases; and (3) to not reassess treatment of initial direct costs for existing leases. Additionally, the Company elected the practical expedients to combine lease and non-lease components for new leases post adoption and to not recognize lease assets and lease liabilities for leases with a term of 12 months or less.

Upon adoption of Topic 842, the Company recognized right-of-use assets of $45,850 and lease liabilities of $47,666 calculated based on the present value of the remaining minimum lease payments as of the adoption date. Topic 842 did not have a material impact to the Company’s consolidated statement of operations (see Note 8).

In June 2016, the FASB issued ASU No. 2016‑13, Financial Instruments–Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“Topic 326”).  Previous guidance required the allowance for doubtful accounts to be estimated based on an incurred loss model, which considers past and current conditions. Topic 326 requires companies to use an expected loss model that also considers reasonable and supportable forecasts of future conditions. Additionally, Topic 326 requires the allowance for doubtful accounts balance (contra‑asset) to be presented separately in the consolidated balance sheets. Topic 326 is effective for the Company for the annual period beginning after December 15, 2020, including interim periods within that annual period. The Company adopted Topic 326 as of January 1, 2020 using the modified retrospective method of adoption. The adoption of the standard did not have a material impact on the Company’s consolidated results of operations and financial position.

In August 2018, the FASB issued ASU No. 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018‑13”). ASU 2018‑13 modifies certain required disclosures and establishes new requirements related to fair value measurement. Additionally, the disclosure requirement to state the reasons for transfers between Level 1 and Level 2, the policy for timing transfers between levels, and the valuation process for Level 3 measurements have been removed. ASU 2018‑13 is effective for the Company for the annual period beginning after December 15, 2019, including interim periods within that annual period. The Company adopted the ASU effective January 1, 2020. The adoption of this ASU did not have a material impact on the Company’s consolidated results of operations and financial position.

In December 2019, the FASB issued ASU No. 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019‑12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019‑12 removes certain exceptions to the general principles in Topic 740 and clarifies and amends existing guidance to improve consistent application. ASU 2019‑12 is effective for the Company for the annual period beginning after December 15, 2021, including interim periods within that annual period. The Company adopted the ASU effective January 1, 2020. The adoption of this ASU did not have a material impact on the Company’s consolidated results of operations and financial position.

Note 2: Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018‑15, Intangibles—Goodwill and Other—Internal‑Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract, which clarifies the accounting for implementation costs in cloud computing arrangements. ASU 2018‑15 is effective for the Company for the annual reporting period beginning after December 15, 2020, and interim periods beginning after December 15, 2021. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the accounting, transition, and disclosure requirements of the standard and its impact on the Company’s consolidated results of operations and financial position.

In August 2018, the FASB issued ASU No. 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework‑Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018‑13 modifies certain required disclosures and establishes new requirements related to fair value measurement. Additionally, the disclosure requirement to state the reasons for transfers between Level 1 and Level 2, the policy for timing transfers between levels, and the valuation process for Level 3 measurements have been removed. The ASU is effective for the Company for the annual period beginning after December 15, 2019, including interim periods within that annual period. Early adoption is permitted. The Company does not believe the adoption of this guidance will have a material impact on the Company’s consolidated results of operations and financial position.

In January 2017, the FASB issued ASU No. 2017‑04, Intangibles‑Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be calculated as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. This ASU is effective for the Company for the interim and annual reporting periods beginning after December 15, 2021. Early adoption is permitted, including adoption in an interim period. The Company does not believe that this ASU will have a material impact on the Company’s consolidated results of operations and financial position.

In June 2016, the FASB issued ASU No. 2016‑13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. Current guidance requires the allowance for doubtful accounts to be estimated based on an incurred loss model, which considers past and current conditions. ASU 2016‑13 requires companies to use an expected loss model that also considers reasonable and supportable forecasts of future conditions. ASU 2016‑13 is effective for the Company for the annual period beginning after December 15, 2020, including interim periods within that annual period. Early adoption is permitted. The Company plans to adopt ASU 2016‑13 as of January 1, 2020 and does not believe the adoption of this guidance will have a material impact on the Company’s consolidated results of operations and financial position.

In February 2016, the FASB issued ASU No. 2016‑02 regarding ASC Topic 842, Leases (“Topic 842”). This ASU requires balance sheet recognition of lease assets and lease liabilities by lessees for leases classified as operating leases, with an optional policy election to not recognize lease assets and lease liabilities for leases with a term of 12 months or less. The amendments also require new disclosures, including qualitative and quantitative requirements, providing additional information about the amounts recorded in the financial statements. The new standard is effective for the Company for the fiscal year beginning after December 15, 2020, including interim periods within the fiscal year beginning after December 15, 2020. Early adoption is permitted. Subsequent to the issuance of ASU 2016‑02, the FASB issued ASU Nos. 2018‑01, Land Easement Practical Expedient for Transition to Topic 842, 2018‑10, Codification Improvements to Topic 842,  Leases, 2018‑11, Leases (Topic 842): Targeted Improvements, and 2018‑20, Narrow‑Scope Improvements for Lessors. These ASUs do not change the core principle of the guidance in ASU 2016‑02. Instead, these amendments are intended to clarify and improve operability of certain topics included within the lease standard. These ASUs will have the same effective date and transition requirements as ASU 2016‑02.

The Company will adopt Topic 842 as of January 1, 2020 using the modified retrospective method for all existing leases. Upon adoption, the Company is required to recognize its lease assets and its lease liabilities measured by taking the present value of all future fixed lease payments discounted using the Company’s incremental borrowing rate.

The Company has elected to opt for the package of practical expedients and to not reassess whether any existing contracts are leases or contain a lease, the lease classification of existing leases, and initial direct costs for existing leases. Additionally, the Company has elected the practical expedients to combine lease and non‑lease components for new leases post adoption and to not recognize lease assets and lease liabilities for leases with a term of 12 months or less.

The adoption of Topic 842 will materially increase the Company’s total assets and total liabilities as compared to amounts reported prior to adoption. Upon adoption, the Company expects to recognize right of use assets of approximately $46,000 and lease liabilities of approximately $48,000 calculated based on the present value of the remaining minimum lease payments as of the adoption date. Topic 842 is not expected to have a material impact to the Company’s consolidated statement of operations.

Recently Adopted Accounting Guidance

ASU 2016‑15—In August 2016, the FASB issued ASU No. 2016‑15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. ASU 2016‑15 addresses eight specific cash flow issues with the objective of reducing diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company adopted the standard effective January 1, 2019. The adoption of this ASU did not have a material impact on the Company’s consolidated statements of cash flows.

ASU 2016‑16—In October 2016, the FASB issued ASU No. 2016‑16, Income Taxes (Topic 740): Intra‑Entity Transfer of Assets Other than Inventory, which requires the recognition of the income tax effects of an intra‑entity transfer of an asset, other than inventory, when the transfer occurs, eliminating an exception under previous U.S. GAAP in which the tax effects of intra‑entity asset transfers were deferred until the transferred asset is sold to a third party or otherwise recovered through use. The Company adopted this standard effective January 1, 2018 by applying the required modified retrospective approach with a cumulative‑effect adjustment to retained earnings of certain previously deferred tax benefits. Accordingly, a cumulative‑effect adjustment on deferred tax expense of $379 was recorded in Accumulated deficit during the year ended December 31, 2018.

During 2018, the Company had intercompany sales of certain intangible operating assets between its foreign subsidiaries. The sales resulted in a 2018 net tax benefit of $46,369. For the year ended December 31, 2018, the impact of adopting ASU 2016‑16 resulted in a reduction of $45,596 in Provision of income taxes, as well as a $45,596 increase in Deferred income taxes (asset) and Net income, compared to what the Company would have recognized under previous U.S. GAAP. Furthermore, the impact of adoption resulted in a $0.16 increase in both basic and diluted earnings per share for the year ended December 31, 2018.

Revenue Recognition—On January 1, 2019, the Company adopted Topic 606, which supersedes substantially all existing revenue recognition guidance under U.S. GAAP. The Company adopted Topic 606 using the modified retrospective method, under which the cumulative effect of initially applying Topic 606 of $125,464  ($101,489, net of tax) was recorded as a cumulative decrease to the opening balance of Accumulated deficit as of January 1, 2019. The Company applied the standard only to contracts that were not completed as of the date of initial application. The comparative information has not been adjusted and continues to be reported under Topic 605.

The core principle of Topic 606 is to recognize revenue when promised goods or services are transferred to a customer in an amount that reflects the consideration that is expected to be received for those goods or services. Under the new guidance, the Company is required to evaluate revenue recognition through a five‑step process: (1) identify a contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the Company satisfies a performance obligation. The standard also requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In applying the principles of Topic 606, more judgment and estimates are required within the revenue recognition process than was required under previous U.S. GAAP, including identifying performance obligations, estimating the amount of variable consideration to include in the transaction price, and estimating the value of each performance obligation to allocate the total transaction price to each separate performance obligation.

The most significant impact to the Company resulting from the adoption of Topic 606 relates to timing of revenue recognition for perpetual licenses and the accounting for certain of the Company’s subscription arrangements that include term‑based software licenses bundled with support. Under prior guidance, revenue for perpetual licenses was recognized ratably over a three‑year period, while revenue attributable to the term‑based software licenses was recognized ratably over the term. Under Topic 606, both perpetual license and term‑based software license revenue will be recognized up‑front upon delivery of the software license. Revenue recognition related to support, hosting, usage‑based offerings, and services is substantially unchanged, with support and hosting revenue recorded ratably over the contract term, usage‑based revenue recognized upon usage or delivery, and services revenue as delivered.

Costs to Obtain a Contract with a Customer—With the adoption of Topic 606, the Company also adopted ASC Topic 340‑40, Other Assets and Deferred Costs‑Contracts with Customers (Topic 340‑40). Prior to the adoption of Topic 340‑40, the Company previously recognized compensation paid to sales employees and certain channel partners related to obtaining customer contracts when incurred. Under Topic 340‑40, the Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the Company expects the benefit of those costs to be longer than one year. The contract costs are amortized based on the economic life of the goods and services to which the contract costs relate. The Company has determined that certain sales incentive programs meet the requirements to be capitalized. The Company applies a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. These costs include the Company’s internal sales force compensation program and certain channel partner sales incentive programs for which the annual compensation is commensurate with annual sales activities. Under the modified retrospective method, the Company recorded a cumulative decrease of $7,734  ($6,333, net of tax) to the opening balance of Accumulated deficit as of January 1, 2019. The comparative information has not been adjusted and continues to be reported as incurred.

Quantitative Effect of Topics 606 and 340‑40 Adoption

The following tables compare the reported consolidated balance sheet and statements of operations, as of and for the year ended December 31, 2019, to the amounts had Topic 605 been in effect.

	As of December 31,
	2018	2019
			Impact from
			the adoption of
	As reported	As adjusted	Topic 606 and	As reported
	Topic 605	Topic 605	Topic 340-40	Topic 606
Assets
Current assets
Cash and cash equivalents	$81,183	$121,101	$—	$121,101
Accounts receivable, net	184,565	204,268	233	204,501
Prepaid income taxes	5,085	6,732	(2,189)	4,543
Prepaid and other current assets(1)	12,390	20,080	3,333	23,413
Total current assets	283,223	352,181	1,377	353,558
Property and equipment, net	29,393	29,632	—	29,632
Intangible assets, net	54,001	46,313	—	46,313
Goodwill	446,318	480,065	—	480,065
Investment in joint venture	—	1,725	—	1,725
Deferred income taxes	81,066	72,611	(21,543)	51,068
Other assets(1)	29,595	26,517	5,721	32,238
Total assets	$923,596	$1,009,044	$(14,445)	$994,599
Liabilities and Stockholders’ Equity
Current liabilities
Accounts payable	$8,567	$17,669	$—	$17,669
Accruals and other current liabilities	136,699	167,225	292	167,517

	As of December 31,
	2018	2019
			Impact from
			the adoption of
	As reported	As adjusted	Topic 606 and	As reported
	Topic 605	Topic 605	Topic 340-40	Topic 606
Deferred revenues	287,682	282,070	(77,079)	204,991
Income taxes payable	2,794	1,030	1,206	2,236
Total current liabilities	435,742	467,994	(75,581)	392,413
Long-term debt	258,750	233,750	—	233,750
Deferred revenues	49,769	56,121	(47,967)	8,154
Deferred income taxes	10,470	7,627	633	8,260
Income taxes payable	12,904	6,321	1,819	8,140
Other liabilities	8,530	9,263	—	9,263
Total liabilities	776,165	781,076	(121,096)	659,980
Stockholders’ equity
Common stock	2,502	2,548	—	2,548
Additional paid-in capital	392,896	408,667	—	408,667
Accumulated other comprehensive loss	(29,414)	(23,086)	(841)	(23,927)
Accumulated deficit(2)	(218,553)	(160,161)	107,492	(52,669)
Total stockholders’ equity	$147,431	$227,968	$106,651	$334,619
Total liabilities and stockholders’ equity	$923,596	$1,009,044	$(14,445)	$994,599
(1)	As of December 31, 2019, contract cost assets of $2,690 were included in Prepaid and other current assets and $5,235 were included in Other assets.
(2)	Included in Accumulated deficit on the opening balance of January 1, 2019 is $107,822, net of tax, for the cumulative effect adjustment of adopting Topics 606 and 340‑40.

	Year Ended December 31,
	2018	2019
			Impact from
			the adoption of
	As reported	As adjusted	Topics 606	As reported
	Topic 605	Topic 605	and 340-40	Topic 606
Revenues:
Subscriptions	$557,421	$613,925	$(5,625)	$608,300
Perpetual licenses	61,065	52,519	7,174	59,693
Subscriptions and licenses	618,486	666,444	1,549	667,993
Services	73,224	68,405	256	68,661
Total revenues	691,710	734,849	1,805	736,654
Cost of revenues:
Cost of subscriptions and licenses	55,113	71,439	139	71,578

	Year Ended December 31,
	2018	2019
			Impact from
			the adoption of
	As reported	As adjusted	Topics 606	As reported
	Topic 605	Topic 605	and 340-40	Topic 606
Cost of services	76,211	72,572	—	72,572
Total cost of revenues	131,324	144,011	139	144,150
Gross profit	560,386	590,838	1,666	592,504
Operating expenses:
Research and development	175,032	183,552	—	183,552
Selling and marketing	160,635	155,274	20	155,294
General and administrative	89,328	97,580	—	97,580
Amortization of purchased intangibles	14,000	14,213	—	14,213
Total operating expenses	438,995	450,619	20	450,639
Income from operations	121,391	140,219	1,646	141,865
Interest expense, net	(8,765)	(8,199)	—	(8,199)
Other income (expense), net	236	(5,557)	—	(5,557)
Income before income taxes	112,862	126,463	1,646	128,109
Provision for income taxes	(29,250)	21,762	1,976	23,738
Equity in loss of joint venture, net of tax	—	1,275	—	1,275
Net income	$142,112	$103,426	$(330)	$103,096